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            SUPPLEMENT DATED DECEMBER 3, 2001 TO BE ATTACHED TO THE
              DIVERSIFIED INVESTORS VARIABLE FUNDS/THE DIVERSIFIED
                 INVESTORS STRATEGIC VARIABLE FUNDS PROSPECTUS
                               DATED MAY 1, 2001

     Effective December 3, 2001, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreements with respect to the Core Bond Portfolio and the Balanced Portfolio with Payden & Rygel and entered into new Investment Subadvisory Agreements with respect to the Core Bond Portfolio and the Balanced Portfolio with BlackRock Financial Management, Inc. ("BlackRock").

     BlackRock was formed in 1988 and was acquired by PNC Financial Services Group (formerly PNC Bank) in 1995. BlackRock has been a registered investment adviser since 1988. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

Form No. 2892 (12/2001)                                                 33-73734
                                                                       333-08543